POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
POST RETIREMENT BENEFIT PLAN

NOTE 17 – POST RETIREMENT BENEFIT PLAN

     Effective July 1, 2013, the Company revised its retiree medical benefit plan for employees who were hired before March 27, 2007. Newly retiring employees will no longer be offered medical, dental or life insurance coverage. Instead, qualified retirees will receive a post retirement bonus. The Company will pay a post retirement bonus equal to $20,000 to employees (i) who were hired prior to March 20, 2007; (ii) who retire on or after July 1, 2013; (iii) who are at least age 59 ½ at the time of retirement; and (iv) who have at least twenty-five years of service to the Company as of retirement. The bonus will be paid in a lump sum cash payment (subject to applicable tax withholding requirements) within 60 days after the employee’s retirement, provided such retirement constitutes a “separation from service” under section 409A of the Internal Revenue Code. The Company still sponsors a defined benefit post-retirement health care plan for retirees who retired prior to July 1, 2007. Under this plan, premiums paid by retirees and spouses depend on date of retirement, age and coverage election.

     The Company funding policy is to make the minimal annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $161,000 to the plan in 2016.

       The following table provides further information about the plan:

	Post-retirement benefits
	2015	2014
	(dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$2,560	$2,313
Service cost	36	33
Interest cost	105	111
Expected benefits paid	(174)	(183)
Actuarial gain (loss)	(286)	286
Benefit obligation at end of year	$2,241	$2,560

Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	174	183
Benefits paid	(174)	(183)
Fair value of plan assets at end of year	$-	$-

Reconciliation of funded status to benefit costs recognized
Projected benefit obligation, end of year	$(2,241)	$(2,560)
Fair value of assets, end of year	-	-
Funded status, end of year	$(2,241)	$(2,560)

 Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2015	2014
	(dollars in thousands)
Unrecognized net actuarial gain	$(2,142)	$(2,016)
Unrecognized prior service cost	(41)	(46)
	$(2,183)	$(2,062)

Amounts recognized in statement of financial position are as follows:

	2015	2014
	(dollars in thousands)
Current liability	$-	$-
Noncurrent liability	(2,241)	(2,560)
	$(2,241)	$(2,560)

A reconciliation of other comprehensive income is as follows:

	Post-retirement benefits
	2015	2014	2013
	(dollars in thousands)
Accumulated other comprehensive income (loss) beginning of year	$(2,062)	$(2,542)	$2,920
Amortization of net actuarial gain (loss)	160	188	(190)
Negative plan amendment gain	-	-	(2,662)
(Gain) loss incurred in current year	(286)	287	(2,558)
Prior service cost established in current year	5	5	(52)
Other comprehensive income (loss)	(121)	480	(5,462)
Ending balance (before tax effects)	$(2,183)	$(2,062)	$(2,542)

	Post-retirement benefits
	2015	2014	2013
Components of net periodic benefit cost	(dollars in thousands)
Service cost	$36	$34	$138
Interest cost	105	111	292
Amortization of prior service cost	(5)	(5)	-
Recognized net actuarial (gain) loss	(160)	(188)	190
Net periodic benefit income (cost)	$(24)	$(48)	$620

Weighted-average assumption used to determine benefit obligation:	2015	2014
Discount rate	4.25%	4.25%
Rate of compensation increase	NA	NA

	Post-retirement benefits
Weighted-average assumptions used to determine benefit costs:	2015	2014
Discount rate	4%	5%

     The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Company’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Company and retirees:

Health care trend rate	2015	2014
Initial
Pre-65	9%	9%
Post-65	8%	8%
Ultimate (pre and post-65)	5%	5%
Years to ultimate
Pre-65	8	8
Post-65	6	6

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company benefits
(dollars in thousands)
2016	$161
2017	154
2018	165
2019	163
2020	160
2021-2026	975
$1,778

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-point	1-percentage-point
	increase	decrease
	(dollars in thousands)
Effect on total of service and interest cost	$13	$(6)
Effect on post-retirement benefit obligation	245